Significant Accounting Policies - Average Service Lives and Depreciation and Amortization Rates (Detail)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, intangible assets	10 years
Annual average rate of amortization, intangible assets	10.00%
Transmission [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, property, plant and equipment	55 years
Annual average rate of depreciation and amortization, property, plant and equipment	2.00%
Transmission [Member] | Minimum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	1.00%
Transmission [Member] | Maximum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	3.00%
Distribution [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, property, plant and equipment	46 years
Annual average rate of depreciation and amortization, property, plant and equipment	2.00%
Distribution [Member] | Minimum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	1.00%
Distribution [Member] | Maximum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	7.00%
Communication [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, property, plant and equipment	16 years
Annual average rate of depreciation and amortization, property, plant and equipment	5.00%
Communication [Member] | Minimum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	1.00%
Communication [Member] | Maximum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	15.00%
Administration and Service [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, property, plant and equipment	21 years
Annual average rate of depreciation and amortization, property, plant and equipment	5.00%
Administration and Service [Member] | Minimum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	1.00%
Administration and Service [Member] | Maximum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	20.00%